Capital adequacy	6 Months Ended
Jun. 30, 2022
Capital adequacy
Capital adequacy

Note 9. Capital adequacy

The capital adequacy analysis relates to the parent company AB Svensk Exportkredit. The information is disclosed according to FFFS 2014:12 and FFFS 2008:25. For further information on capital adequacy and risks, see Note 30 to the annual financial statements included in SEK’s 2021 Annual Report on Form 20-F and see SEK’s 2021 Capital Adequacy and Risk Management (Pillar 3) Report.

Capital Adequacy Analysis

	June 30, 2022	December 31, 2021
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	19.7	21.6
Tier 1 capital ratio	19.7	21.6
Total capital ratio	19.7	21.6

1

Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds – adjusting items and Minimum capital requirements exclusive of buffer.

	June 30, 2022		December 31, 2021
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,152	8.0	7,371	8.0
of which Tier 1 requirement of 6 percent	6,114	6.0	5,528	6.0
of which minimum requirement of 4.5 percent	4,585	4.5	4,146	4.5
Pillar 2 capital requirements[3]	3,740	3.7	3,382	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	8,182	8.0	9,149	9.9
Capital buffer requirements	2,591	2.5	2,333	2.5
of which Capital conservation buffer	2,547	2.5	2,303	2.5
of which Countercyclical buffer	44	0.0	30	0.0
Pillar 2 guidance[5]	1,528	1.5	1,382	1.5
Total risk-based capital requirement including Pillar 2 guidance	16,011	15.7	14,468	15.7

1	Expressed as a percentage of total risk exposure amount.
2

The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012) have fully come into force in Sweden without regard to the transitional period.

3

Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA Supervisory Review and Evaluation Process (“SREP”) on September 29, 2021.

4

Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital, i.e., 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent). The Pillar 2 requirement was not deducted in the previous year’s figure.

5

The Swedish FSA notified SEK on September 29, 2021, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

	June 30, 2022	December 31, 2021
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	227,519	209,889
Off-balance sheet exposures	8,814	5,309
Total exposure measure	236,333	215,198
Leverage ratio[2]	8.5%	9.3%

1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	June 30, 2022		December 31, 2021
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,090	3.0	6,456	3.0
Pillar 2 guidance[2]	354	0.2	323	0.2
Total capital requirement relating to Leverage ratio including Pillar 2 guidance	7,444	3.2	6,779	3.2

1	Expressed as a percentage of total exposure amount.
2

The Swedish FSA has on September 29, 2021 notified SEK, within the latest SREP, that SEK may hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total Leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Own funds – Adjusting items

	June 30,	December 31,
Skr mn	2022	2021
Share capital	3,990	3,990
Retained earnings	16,098	15,518
Accumulated other comprehensive income and other reserves	343	323
Independently reviewed profit net of any foreseeable charge or dividend	220	601
Common Equity Tier 1 (CET1) capital before regulatory adjustments	20,651	20,432
Additional value adjustments due to prudent valuation	-428	-395
Intangible assets[1]	-70	-99
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	41	98
Negative amounts resulting from the calculation of expected loss amounts	-103	-111
Total regulatory adjustments to Common Equity Tier 1 capital	-560	-507
Total Common Equity Tier 1 capital	20,091	19,925
Total Own funds	20,091	19,925

1

From December 31, 2020, SEK applies the amendments to Delegated Regulation (EU) No 241/2014 regarding deduction of software assets from Common Equity Tier 1 (CET1). The amendments introduce an exemption from the deduction of intangible assets from CET1 for prudently valued software assets of which the value is not negatively affected by resolution, insolvency or liquidation of the institution.

Minimum capital requirements exclusive of buffer

	June 30, 2022			December 31, 2021
			Minimum			Minimum
		Risk exposure	capital		Risk exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk standardized method
Corporates	3,123	3,087	247	2,990	2,990	239
Exposures in default	93	93	7	74	74	6
Total credit risk standardized method	3,216	3,180	254	3,064	3,064	245
Credit risk IRB method
Central Governments	224,007	10,841	867	196,606	9,673	774
Financial institutions[2]	46,423	10,119	810	41,082	8,843	707
Corporates[3]	128,775	69,866	5,589	115,412	62,988	5,039
Assets without counterparty	437	437	35	372	372	30
Total credit risk IRB method	399,642	91,263	7,301	353,472	81,876	6,550
Credit valuation adjustment risk	n.a.	3,048	244	n.a.	2,922	233
Foreign exchange risk	n.a.	772	62	n.a.	645	52
Commodities risk	n.a.	13	1	n.a.	11	1
Operational risk	n.a.	3,622	290	n.a.	3,622	290
Total	402,858	101,898	8,152	356,536	92,140	7,371

1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2

Of which counterparty risk in derivatives: EAD Skr 7,710 million (year-end 2021: Skr 5,975 million), Risk exposure amount of Skr 2,491 million (year-end 2021: Skr 2,000 million) and Capital requirement of Skr 199 million (year-end 2021: Skr 160 million).

3

Of which related to specialized lending: EAD Skr 6,054 million (year-end 2021: 5,224 million), Risk exposure amount of Skr 4,275 million (year -end 2021: Skr 3,589 million) and Capital requirement of Skr 342 million (year-end 2021: Skr 287 million).

Credit risk

For classification and quantification of credit risk, SEK uses the internal ratings-based (IRB) approach. Specifically, SEK applies the Foundation Approach. Under the Foundation Approach, the company determines the PD within one year for each of its counterparties, while the remaining parameters are established in accordance with CRR. Application of the IRB approach requires the Swedish FSA’s permission and is subject to ongoing supervision. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach, and, instead, the standardized approach is applied. In 2020, SEK reviewed its credit risk processes in order to comply with new regulatory requirements, EBA Guidelines EBA/GL/2016/07 and Commission Delegated Regulation (EU) 2018/171, on the definition of default. As a result, SEK established a new internal definition of default, which was subsequently approved by the Swedish FSA and later, on January 1, 2021, implemented in the IRB approach for own funds requirements calculation. Counterparty risk exposure amounts in derivatives are calculated in accordance with the standardized approach for counterparty credit risk. SEK has been applying a new standardized approach for counterparty credit risk since June 30, 2021.

Credit valuation adjustment risk

Credit valuation adjustment risk is calculated for all over-the-counter derivative contracts, except for credit derivatives used as credit protection and transactions with a qualifying central counterparty. SEK calculates this capital requirement according to the standardized method.

Foreign exchange risk

Foreign exchange risk is calculated according to the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodities risk

Capital requirements for commodity risk are calculated in  accordance with the simplified approach under the standardized approach. The scenario approach is used for calculating the gamma and volatility risks.

Operational risk

Capital requirement for operational risk is calculated according to the standardized approach. The company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor depending on the business area by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three financial years for each business area.

Transitional rules

The capital adequacy ratios reflect the full impact of IFRS 9 as no transitional rules for IFRS 9 were utilized.

Capital buffer requirements

SEK expects to meet capital buffer requirements with Common Equity Tier 1 capital. The mandatory capital conservation buffer is 2.5 percent. The countercyclical buffer rate that is applied to exposures located in Sweden was lowered from 2.5 percent to 0 percent as of March 16, 2020. The reduction was made for preventive purposes, in order to counteract credit tightening due to the development and spread of COVID-19 and its effects on the economy. The Swedish FSA decided on September 29, 2021 to increase the countercyclical buffer rate to 1 percent, which will apply from September 29, 2022. On June 21, 2022, the Swedish FSA decided to further increase the countercyclical buffer rate to 2 percent, which will take effect on June 22, 2023. As of June 30, 2022, the capital requirement related to relevant exposures in Sweden was 71 percent (year-end 2021: 68 percent) of the total relevant capital requirement regardless of location; this fraction is also the weight applied on the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. The countercyclical capital buffer as of June 30, 2022, for Sweden has been dissolved due to the reduction of the countercyclical buffer value to 0 percent. Buffer rates applicable in other countries may have effects on SEK, but as most capital requirements for SEK’s relevant credit exposures are related to Sweden, the potential effect is limited. As of June 30, 2022, the contribution to SEK’s countercyclical buffer from buffer rates in other countries was 0.04 percentage points (year-end 2021: 0.03 percentage points). SEK has not been classified as a systemically important institution by the Swedish FSA. The capital buffer requirements for systemically important institutions that came into force January 1, 2016, therefore do not apply to SEK.

Pillar 2 guidance

The Swedish FSA will in connection with the Supervisory Review and Evaluation Process (”SREP”) determine appropriate levels for the institution’s own funds. The Swedish FSA will then inform the institution of the differences between the appropriate levels and requirements under the Supervisory Regulation, the Buffer Act and the Pillar 2 requirements. These notifications are called Pillar 2 guidance. The Pillar 2 guidance covers both the risk-based capital requirement and the leverage ratio requirement.

Internally assessed economic capital

	June 30,	December 31,
Skr mn	2022	2021
Credit risk	6,766	6,038
Operational risk	225	225
Market risk	1,155	1,247
Other risks	244	234
Capital planning buffer	1,610	1,610
Total	10,000	9,354

SEK regularly conducts an internal capital adequacy assessment process, during which the company determines how much capital is needed in order to cover its risks. The result of SEK’s assessment of capital adequacy is presented above. For more information regarding the internal capital adequacy assessment process and its methods, please see Note 30 to the annual financial statements included in SEK’s 2021 Annual Report on Form 20-F.

Liquidity coverage

	June 30,	December 31,
Skr bn, 12 month average	2022	2021
Total liquid assets	53.9	56.1
Net liquidity outflows[1]	8.5	10.1
Liquidity outflows	21.1	21.2
Liquidity inflows	14.2	12.2
Liquidity Coverage Ratio	836%	695%

1

Net liquidity outflows is calculated as the net of liquidity outflows and capped liquidity inflows. Capped liquidity inflows is calculated in accordance with article 425 of CRR (EU 575/2013) and article 33 of the Commission Delegated Regulation (EU) 2015/61.

Information on Liquidity Coverage Ratio (LCR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.

Net stable funding

	June 30,	December 31,
Skr bn	2022	2021
Available stable funding	232.8	245.9
Requiring stable funding	190.1	176.4
Net Stable Funding Ratio	122%	139%

Information on Net Stable Funding Ratio (NSFR) in accordance with article 447 of the CRR (EU 575/2013), calculated in accordance with the Commission Delegated Regulation (EU) 2015/61.